Vanguard US Multifactor ETF Investment Strategy - ETF Prospectus [Member] - Vanguard US Multifactor ETF	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing primarily in U.S. common stocks with the potential to generate higher returns relative to the broad U.S. equity market by selecting stocks with relatively strong recent performance, strong fundamentals, and low prices relative to fundamentals as determined by the advisor. The Fund’s portfolio includes a diverse mix of companies representing many different market sectors and industry groups. The advisor uses a quantitative model to evaluate all of the securities in an investment universe comprised of U.S. large-, mid-, and small-capitalization stocks and to construct a U.S. equity portfolio that seeks to achieve exposure to multiple factors subject to a rules-based screen designed to promote diversification and to mitigate exposure to certain less liquid and more volatile stocks. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities issued by U.S. companies.